FAIR VALUE MEASUREMENTS (Detail)	6 Months Ended
Jun. 30, 2021 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account	$ 278,005,993
Fair value assets level 1 to level 2 transfers	0
Fair value assets level 2 to level 1 transfers	0
Fair value assets transferred into (out of) level 3	$ 0
Level 3 | Dividend rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Measurement input	0
U.S. Treasury Securities | Money market funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and marketable securities held in Trust Account	$ 278,005,993